Cash and bank balances - Summary of Cash And Cash Equivalents Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Cash and cash equivalents [abstract]
Cash and cheque on hand	₨ 2	$ 0	₨ 1	₨ 0
Balances with banks
- On current accounts	8,165	87	15,083	11,466
- Deposits with original maturity of less than 3 months	14,678	156	25,335	15,555
Total cash and cash equivalents (refer Note 15)	₨ 22,845	$ 243	₨ 40,419	₨ 27,021